Commitments & Contingencies (Details) - USD ($) $ in Thousands, shares in Millions	1 Months Ended		3 Months Ended		12 Months Ended
	Jul. 31, 2021	Jul. 31, 2009	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020	Apr. 29, 2022
Commitments And Contingencies [Line Items]
Lease, Cost			$ 100		$ 90
Settlement agreement description	In July 2021, Legacy Clarus and Lipocine entered into a settlement agreement that settled all claims between the parties, including a pending interference matter (No. 106,128) and the pending Legacy Clarus counterclaims against Lipocine, and provided for a payment by Lipocine to Legacy Clarus of a $4.0 million settlement fee payable as follows: $2.5 million upfront, $1.0 million within 12 months, and the remainder within two years. The Company is recognizing the payments in income as they are received. The Company received payment of $2.5 million of the $4.0 million in July 2021, which is recorded within the litigation settlement line in other income and expense on the statement of operations.		In July 2021, Legacy Clarus and Lipocine entered into a settlement agreement that settled all claims between the parties, including a pending interference matter (No. 106,128) and the pending Legacy Clarus counterclaims against Lipocine, and provided for a payment by Lipocine to Legacy Clarus of a $4.0 million settlement fee payable as follows: $2.5 million upfront, $1.0 million within 12 months, and the remainder within two years. The Company is recognizing the payments in income as they are received. The Company received payment of $2.5 million of the $4.0 million in July 2021.
Maximum [Member]
Commitments And Contingencies [Line Items]
Payments received from legal proceedings							$ 1,300
Minimum [Member]
Commitments And Contingencies [Line Items]
Payments received from legal proceedings							$ 1,500
Catalent Pharma Solutions L L C [Member]
Commitments And Contingencies [Line Items]
Annual Purchases		7.0
Lease Agreements [Member]
Commitments And Contingencies [Line Items]
Rent Expense			$ 100	$ 40	200	$ 200
Catalent Agreement [Member]
Commitments And Contingencies [Line Items]
Purchase Amount			$ 1,200	$ 3,300	$ 6,200	$ 3,200
Pfizer Agreement [Member]
Commitments And Contingencies [Line Items]
Annual Purchases			1.8		1.8
Purchase Amount			$ 0		$ 1,800